Business Combinations (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands				1 Months Ended			3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 02, 2014 EUR (€)	Dec. 02, 2014 USD ($)	Jun. 28, 2013 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 28, 2013 USD ($) $ / shares shares	Sep. 30, 2015 EUR (€)	Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 02, 2014 USD ($)
Business Acquisition [Line Items]
Other tangible assets										$ (791)
Current liabilities										145
Business acquisition, shares issued (in USD per share) | $ / shares			$ 30.62			$ 30.62
Intangible assets acquired											$ 3,024
Intangible assets acquired, weighted average amortization period											5 years
Goodwill				$ 23,352					$ 41,500		$ 3,008	$ 23,352	$ 41,500
Total consolidated revenues											103,304	130,569	164,032
Net loss for the year											(98,388)	(149,619)	(185,410)
Goodwill acquired during period											$ 0	$ 3,221
Land and Building [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life											15 years
Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life											5 years
Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life											20 years
BAF Technologies Inc [Member]
Business Acquisition [Line Items]
Percent of voting interest acquired			100.00%			100.00%
Purchase price			$ 29,698
Acquisition related costs													493
Business acquisition, shares issued | shares						718,485						97,975
Business acquisition, shares issued (in USD per share) | $ / shares			$ 33.53			$ 33.53
Business acquisition, fair value of shares issued			$ 24,091	3,285		$ 24,091						$ 3,285
Consideration payable			5,000			5,000
Goods and services received from separate business combination			2,322			2,322
Intangible assets acquired, weighted average amortization period											7 years
Goodwill			18,542			18,542
Finite-lived intangible asset, useful life												8 years
Total consolidated revenues									17,097			$ 0	7,249
Net loss for the year									$ 3,512			0	(4,038)
Goodwill acquired during period			18,542
BAF Technologies Inc [Member] | Deferred Income Tax Charge [Member]
Business Acquisition [Line Items]
Consideration transferred, other			$ 296
BAF Technologies Inc [Member] | Inventory Valuation and Obsolescence [Member]
Business Acquisition [Line Items]
Consideration transferred, other											$ 5,792
BAF Technologies Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life											3 years
BAF Technologies Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life											10 years
Prins Autogassystemen Holding B.V. [Member]
Business Acquisition [Line Items]
Percent of voting interest acquired	100.00%													100.00%
Purchase price	€ 12,200	$ 15,017					€ 11,500	$ 14,230
Payments to acquire business	2,500	3,112
Debt assumed	€ 9,700													$ 11,905
Acquisition related costs		$ 342
Cash received due to working capital settlement							€ 700	787
Goodwill								149
Goodwill								$ 3,370		$ 3,370				$ 3,221
Finite-lived intangible asset, useful life											5 years
Total consolidated revenues				1,196								30,993	30,885
Net loss for the year				$ (301)								$ 91	$ (1,381)
Prins Autogassystemen Holding B.V. [Member] | Land and Building [Member]
Business Acquisition [Line Items]
Consideration transferred, other											$ 3,824
Prins Autogassystemen Holding B.V. [Member] | Inventory Valuation and Obsolescence [Member]
Business Acquisition [Line Items]
Consideration transferred, other											$ 4,975
Clean Energy [Member]
Business Acquisition [Line Items]
Business acquisition, marketing agreement period			2 years
Payments to acquire interest in subsidiary					$ 5,000
Fair value of products and services			$ 2,678			$ 2,678
Stock Purchase Agreement [Member] | BAF Technologies Inc [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued | shares						816,460